Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 28, 2015
Registrant Name	ADVISORS' INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Sep. 01, 2015